Debt - Summary of Long term Debt, Net of Current Portion (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Line Items]
Debt carrying amount	$ 2,099,661	$ 2,153,618	$ 3,229,582
Less: current portion	13,304	63,745	27,655
Less: debt issuance costs	58,267	60,545	29,840
Long-term debt, net of current portion	2,028,090	2,029,328	3,172,087
New Term Loan Facility [Member]
Debt Disclosure [Line Items]
Debt carrying amount	1,321,688	1,325,000
Notes [Member]
Debt Disclosure [Line Items]
Debt carrying amount	775,000	775,000
First Lien Term Loan
Debt Disclosure [Line Items]
Debt carrying amount			2,467,529
Second Lien Term Loan
Debt Disclosure [Line Items]
Debt carrying amount			760,000
New Revolving Credit Facility [Member]
Debt Disclosure [Line Items]
Debt carrying amount	0	50,000
Notes Payable And Deferred Obligations [Member]
Debt Disclosure [Line Items]
Debt carrying amount	$ 2,973	$ 3,618	$ 2,053